INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

10.   INFORMATION ABOUT COMPONENTS OF EQUITY

10.1.    Capital issued

The 27,116,174 shares issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shares issued to exercise the Bioceres Semillas’ tag-along and the 862,500 shares received by Bioceres LLC from the original founders of Union, were considered retrospectively in issued capital based on the assumption of those events have occurred at the beginning of the earliest period presented.

10.2.    Parent company investment

The Group has recognized the contribution of assets and (liabilities) made by the shareholders, until the merger was consummated, as a share premium decrease as follows:

	06/30/2020	06/30/2019	06/30/2018

Capital contributions	—	294,041	1,572,235
Intangible contributed	—	623,022	2,105,616
Preferred shares contributed	—	—	3,331,534
Incorporation of financial debt (*)	—	(15,475,410)	(5,000,000)
	—	(14,558,347)	2,009,385

(*)Financial debt assumed by the Group in connection with Rizobacter acquisition

10.3.    Reverse recapitalization

As mentioned in Note 1, the merger was reflected as a reverse recapitalization (capital transaction) equivalent to the issuance of shares by the private company (Bioceres) for the net monetary assets of the public shell company (Union). The difference in the fair value of equity instruments retained by UAC’s  former shareholders (shares and public warrants) over the value of the net monetary assets incorporated represents a service for listing the shares and it should be accounted as a shared based payment in accordance to IFRS 2. The cost of the service was recognized as an expense in the line “Share based payment cost of listing shares” for an amount of $20.9 million.

In December 2017, Union issued an aggregate of 2,875,000 ordinary shares (“Founder shares”) pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. 862,500 of those Founder shares were transferred to Bioceres LLC as an additional consideration payable in the merger.

On March 2, 2018, Union consummated an IPO of 11,500,000 units. Each unit consisted in one ordinary share, one right exchangeable for one-tenth of one ordinary share, and one redeemable warrant exercisable for one ordinary share at a price of $11.50 per share (Public warrants).

On February 27, 2019, Union held an Extraordinary General Meeting of Shareholders, whereby holders voted in favor of the merger with Bioceres and converted 11,500,000 rights into 1,150,000 Union shares. In connection with this vote, the holders of 11,376,836 ordinary shares of UAC exercised their right to redeem their shares and collected a total amount of $117,005,196. Net process from the trust account was incorporated to the Group for a total amount of $1,083,840.

The fair value of the shares retained by UAC former shareholders was calculated based on the UAC share price as of the day of the transaction ($5.35).

10.4.    Shares issued - Rizobacter Call Option

Immediately following the merger, the Rizobacter Call Option was exercised. For the tranche of 9.99% (that was previously accounted as financial liability) consideration of the payment was in $1,265,000 in cash and in the form of UAC shares, pursuant to which 1,334,047 ordinary shares were issued. The difference between the fair value of the consideration paid and the financial liability was recognized in financial results as “Gain for cancellation of purchase option”.

For the tranche of an additional 20%, consideration of the payment was in the form of UAC shares, pursuant to which 3,402,688 ordinary shares were issued. The adjustment in the non-controlling interest was recorded as an equity transaction.

After the Rizobacter Call Option was exercised, the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding stock of Rizobacter.

10.5.    Share capital summary

As of June 30, 2019, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 36,120,517 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) 12,700,000 private placement warrants outstanding (5,200,000 of which were issued in connection with Union Acquisition Corp.'s IPO and 7,500,000 of which were issued in connection with the merger) classified as liability (Note 5.16), (vi) 11,500,000 public warrants outstanding, (vii) $42.5 million principal amount of Convertible Notes, and (viii) 1,200,000 stock options granted under share option agreements. Public warrants were classified as equity and its consideration was included in the “Share Premium” column.

See Note 21 in consideration of the warrants outstanding and the Offer described therein made by the Company and the corresponding shares issued in exchange for the warrants tendered.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

10.6.    Convertible Notes

Convertibles Notes were classified as compound instruments, a non-derivative financial instrument that contains both a liability and an equity component. The equity consideration was included in the "Convertible instruments" column. See Note 4.14

10.7.    Non-controlling interests

The subsidiary whose non-controlling interest is significant as of June 30, 2020, 2019 and 2018 is:

Rizobacter Argentina

Name	Country	06/30/2020	06/30/2019	06/30/2018
Rizobacter Argentina S.A.	Argentina	20%	20%	40%

Below is a detail of the summarized financial information of Rizobacter, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

Summary financial statements:	06/30/2020	06/30/2019	06/30/2018
Current assets	148,256,827	115,546,951	86,461,071
Non-current assets	49,843,457	47,418,450	48,295,110
Total assets	198,100,284	162,965,401	134,756,181

Current liabilities	129,838,941	100,590,919	88,270,487
Non-current liabilities	32,935,399	34,788,705	29,598,319
Total liabilities	162,774,340	135,379,624	117,868,806

Equity attributable to controlling interest	35,324,227	27,584,666	16,824,251
Equity attributable to non-controlling interest	1,717	1,111	63,124
Total equity	35,325,944	27,585,777	16,887,375

Total liabilities and equity	198,100,284	162,965,401	134,756,181

Summary statements of comprehensive income or loss	06/30/2020	06/30/2019	06/30/2018
Revenues	162,404,866	156,741,933	129,798,271
Initial recognition and changes in the fair value of biological assets	716,741	—	—
Cost of sales	(86,533,561)	(85,287,771)	(71,699,144)
Gross margin	76,588,046	71,454,162	58,099,127

Research and development expenses	(2,689,468)	(2,367,727)	(2,902,235)
Selling, general and administrative expenses	(36,103,289)	(31,316,843)	(31,219,784)
Share of profit or loss of joint ventures and associates	1,960,549	1,071,297	(1,683,949)
Other income	(380,871)	286,626	524,672
Operating profit	39,374,967	39,127,515	22,817,831

Financial results	(30,014,131)	(24,650,359)	(37,989,573)
Profit (loss) before taxes	9,360,836	14,477,156	(15,171,742)

Income tax (expense) benefit	(3,830,106)	(7,729,300)	3,275,077
Result for the year	5,530,730	6,747,856	(11,896,665)

Exchange differences on translation of foreign operations	1,281,974	17,197	(8,266,718)
Revaluation of property, plant and equipment, net of tax	3,921,091	(1,347,124)	14,079,875
Total comprehensive result	10,733,795	5,417,929	(6,083,508)

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2020, 2019 and 2018.